SHARE CAPITAL (Narrative) (Details)	1 Months Ended																										2 Months Ended		12 Months Ended
	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2022 USD ($) shares	Aug. 31, 2022 CAD ($) shares	Aug. 31, 2022 USD ($) shares	Jun. 30, 2022 CAD ($) Month Share $ / shares	Jun. 30, 2022 USD ($) Month Share	Mar. 31, 2022 CAD ($) Share	Mar. 31, 2022 USD ($) Share	Feb. 28, 2022 CAD ($) Month Share $ / shares	Feb. 28, 2022 USD ($) Month Share	Dec. 31, 2021 CAD ($) Share $ / shares shares	Dec. 31, 2021 USD ($) Share	Oct. 31, 2021 CAD ($) Share	Oct. 31, 2021 USD ($) Share	Jul. 31, 2021 CAD ($) Month Share $ / shares	Jul. 31, 2021 USD ($) Month Share	Jun. 30, 2021 CAD ($) Share	Jun. 30, 2021 USD ($) Share	Mar. 31, 2021 CAD ($) Share	Mar. 31, 2021 USD ($) Share	Feb. 28, 2021 CAD ($) Month Share $ / shares	Feb. 28, 2021 USD ($) Month Share	Sep. 30, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	Feb. 29, 2020 CAD ($) Share $ / shares shares	Feb. 29, 2020 USD ($) Share shares	Aug. 31, 2020 CAD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares	Dec. 31, 2022 CAD ($) Share shares	Dec. 31, 2022 USD ($) Share shares	Dec. 31, 2021 USD ($) Share shares	Dec. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Proceeds from share issuance | $																														$ 5,097,804	$ 10,008,154	$ 5,383,914
Issuance cost settled in cash | $																														$ 109,693	$ 422,780
Weighted average number of shares - basic and diluted (in shares) | shares																													143,673,147	143,673,147	127,374,340	105,203,090
Weighted Average Number of Shares, diluted | shares																													143,673,147	143,673,147	127,374,340	105,203,090
Warrants exercised during period											1,800,000	1,800,000					600,000	600,000							875,000	875,000			0	0	2,400,000
Exercise price of warrants exercised | $ / shares											$ 0.75														$ 0.36
Proceeds from warrant exercise											$ 1,350,000	$ 1,054,598					$ 450,000	$ 363,600							$ 315,000	$ 236,129
Number of warrants expired | shares																													7,984,241	7,984,241
Stock options exercised							75,000	75,000					75,000	75,000					1,050,000	1,050,000
Proceeds from exercise of options							$ 65,216	$ 51,045					$ 52,500	$ 41,722					$ 126,000	$ 99,527
Number of shares issued | shares											135,099,174																		147,744,174	147,744,174
Number of shares outstanding | shares											135,099,174																		147,744,174	147,744,174
Number of warrants outstanding in share-based payment arrangement											7,984,241																		6,248,540	6,248,540
Warrants granted during period																													6,248,540	6,248,540
Expected dividend, warrants granted																													0.00%	0.00%
February private placement [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period | shares																									6,000,000	6,000,000	10,000,000	10,000,000
Equity issuance, share price | $ / shares																									$ 0.4		$ 0.5
Proceeds from share issuance																									$ 2,400,000	$ 1,807,200	$ 5,000,000	$ 3,745,700
Issuance cost settled in cash | $																										$ 80,842		$ 427,145
Number of units granted																					11,500,000	11,500,000
Proceeds from issuance of units																					$ 5,750,000	$ 4,504,188
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares																					$ 0.75
Exercise period of warrants | Month																					12	12
Warrants granted during period																													2,825,000	2,825,000	9,674,999
February private placement [Member] | Certain Insiders [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period | shares																									1,790,000	1,790,000	3,390,000	3,390,000
February private placement [Member] | Arnold Kondrat [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period | shares																									1,440,000	1,440,000
February private placement [Member] | Finder Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants granted during period																													48,540	48,540	268,242
Consulting services rendered by third party [Member]
Disclosure of classes of share capital [line items]
Stock issued during period shares issued for consulting services | shares																							20,640	24,896	22,659	22,659
Equity issuance, share price | $ / shares																							$ 0.5475	$ 0.4539	$ 0.5
June 2022 private placement [Member]
Disclosure of classes of share capital [line items]
Issuance cost settled in cash																													$ 11,689	$ 9,205
Warrants granted during period																													3,375,000	3,375,000
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Issuance cost settled in cash					$ 60,665	$ 47,482			$ 59,728	$ 47,036
Number of units granted					6,750,000	6,750,000			5,650,000	5,650,000					7,850,000	7,850,000
Equity issuance, price per unit | $ / shares					$ 0.5				$ 0.55						$ 0.7						$ 0.5
Proceeds from issuance of units					$ 3,375,000	$ 2,641,613			$ 3,107,500	$ 2,447,236					$ 5,495,000	$ 4,358,386
Weighted average exercise price of warrants granted in share-based payment arrangement | $ / shares					$ 0.75				$ 0.75						$ 0.95
Exercise period of warrants | Month					24	24			24	24					12	12
Stock Options [Member]
Disclosure of classes of share capital [line items]
Common shares issued during period | shares	85,000	85,000	85,000	85,000
Proceeds from share issuance	$ 56,498	$ 38,214	$ 56,498	$ 39,423
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Risk free interest rate, warrants granted																													0.17%	0.17%
Expected volatility, warrants granted																													61.99%	61.99%
Expected life, warrants granted																													1	1
Top of range [Member]
Disclosure of classes of share capital [line items]
Risk free interest rate, warrants granted																													3.46%	3.46%
Expected volatility, warrants granted																													92.15%	92.15%
Expected life, warrants granted																													2	2